Revenue - Revenue disaggregation by types of products (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenue disaggregation by types of products
Total revenues	$ 783,590	¥ 5,387,577	¥ 3,740,455	¥ 2,593,822
Merchandise sales
Revenue disaggregation by types of products
Total revenues	762,773	5,244,446	3,680,795	2,566,872
Watches
Revenue disaggregation by types of products
Total revenues		1,772,466	1,122,756	863,382
Bags
Revenue disaggregation by types of products
Total revenues		797,700	837,516	691,474
Clothing, Footwear and Accessories
Revenue disaggregation by types of products
Total revenues		1,412,024	833,102	403,722
Jewelleries
Revenue disaggregation by types of products
Total revenues		856,110	703,216	531,533
Other products
Revenue disaggregation by types of products
Total revenues		406,146	184,205	76,761
Marketplace and other services
Revenue disaggregation by types of products
Total revenues	$ 20,817	143,131	59,660	26,950
Marketplace services
Revenue disaggregation by types of products
Total revenues		86,720	42,114	15,707
Other services
Revenue disaggregation by types of products
Total revenues		¥ 56,411	¥ 17,546	¥ 11,243